Impairment losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Impairment losses
Impairment losses			€ 569
Tax credit relating to impairment	€ 925	€ 840
Vodafone India Discontinued Operations [Member]
Impairment losses
Non-cash charges before tax	3,170	4,515
Non-cash charges net of tax	€ 2,245	3,675
Tax credit relating to impairment		€ 840
Goodwill.
Impairment losses
Management plans period (in years)	5 years
Impairment losses			569
Romania | Goodwill.
Impairment losses
Impairment losses			€ 569